RELATED PARTY BALANCES AND TRANSACTIONS	3 Months Ended
Mar. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

23. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2019:

Name of related parties	Relationship with the Group
Baidu (Hong Kong) Limited (“Baidu”)	Preferred Shareholder of the Company before June 27, 2018 and Class A ordinary shareholder of the Company after June 27, 2018
Baogu	An associate of the Group before August 31, 2017
Shanghai Xiao Qing Information Technology Co., Ltd. (“Xiao Qing”)	An associate of the Group
58.com	2024 Notes holder who appointed one of the Board members of the Company

Details of related party balances as of December 31, 2018 and 2019, and March 31, 2020, transactions for the year ended December 31, 2018 and 2019, and the three months ended March 31, 2020 were as follows:

Amounts due from related parties

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Prepaid advertising expenses
58.com	—	51,590	28,070

23. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Transactions with related parties

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Service provided by the related parties
58.com	—	—	47,054	23,520
Baidu	780	1,391	—	—
Baogu	10,747	—	—	—
Xiao Qing	1,503	—	—	—
	13,030	1,391	47,054	23,520